Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables Tables
Schedule of trade and other receivables
	2017	2016	2015
	£’000	£’000	£'000

Trade receivables	2,232	1,428	985
Prepayments	627	586	685
Other receivables	848	873	1,213

Total trade and other receivables	3,707	2,887	2,883
Less: non-current portion (rental deposit and on bond)	(465)	(448)	(387)

Current portion	3,242	2,439	2,496